[LOGO OMITTED]   RIVERPARK
                 FUNDS

SUMMARY PROSPECTUS

RIVERPARK/GRAVITY LONG-BIASED FUND
    Retail Class Shares
    Institutional Class Shares
SEPTEMBER 28, 2010

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Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at http://www.riverparkfunds.com. You may also obtain this information at no cost by calling 1-888-564-4517 or by sending an e-mail request to riverparksfunds@seic.com. The Fund's prospectus and statement of additional information, both dated September 28, 2010, are incorporated by reference into this Summary Prospectus.
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INVESTMENT OBJECTIVE
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The RiverPark/Gravity Long-Biased Fund ("RiverPark/Gravity Long-Biased "or the
"Fund") seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND
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This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)                RETAIL  INSTITUTIONAL
     MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                       None      None
     MAXIMUM DEFERRED SALES CHARGE (LOAD)                                   None      None
     MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS            None      None
     REDEMPTION FEE                                                         None      None

                                                                     --------------------------

                                                                          RETAIL  INSTITUTIONAL
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
     MANAGEMENT FEES                                                       0.90%      0.90%
     DISTRIBUTION AND SERVICE (12B-1) FEES                                  None      None
     OTHER EXPENSES(1)                                                     2.00%      1.75%
     INTEREST EXPENSE AND DIVIDENDS ON SHORT POSITIONS                     0.65%      0.65%
     TOTAL ANNUAL FUND OPERATING EXPENSES                                  3.55%      3.30%
                                                                          -------    -------
     FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(2)                           (1.40%)    (1.40%)
                                                                          -------    -------
     TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR
     EXPENSE REIMBURSEMENTS                                                2.15%      1.90%

1) Other Expenses are based on estimated amounts for the Fund's current fiscal year. In addition to interest expense and dividends on short positions, other expenses include administration, transfer agency, sub-transfer agency, custodian and shareholder servicing fees.
(2) RiverPark Advisors, LLC, the Fund's investment adviser (the "Adviser"), has agreed contractually to waive its fees and to reimburse expenses of the Fund to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.25% for the Institutional and 1.50% for the Retail Class Shares of the Fund's average net assets. Subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Funds at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days notice by a majority of the independent members of the Board or a majority of the Fund's outstanding shares.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                    ------------------------------------
                                     1 YEAR     3 YEARS
                    ------------------------------------
                    Retail            $218       $ 959
                    ------------------------------------
                    Institutional     $193       $ 885
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PRINCIPAL INVESTMENT STRATEGIES
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RiverPark/Gravity Long-Biased seeks long-term capital appreciation with reduced market-related risk by investing up to 100% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that Gravity Capital Management LLC ("Gravity"), the Fund's sub-adviser, believes are significantly undervalued relative to their long term prospects. The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies. Gravity expects that the Fund will invest primarily in common stocks, but will generally not be fully invested and will use cash and/or short positions in equity exchange-traded funds ("ETFs") to reduce its market exposure. The Fund expects to invest primarily in the securities of U.S. companies, but it may also invest outside of the U.S.

Gravity's investment process is both disciplined and repeatable. Gravity filters all prospective investments with a process that seeks to distill any potential security acquisition into three main elements: the quality of the BUSINESS in question, the quality of the MANAGEMENT running the business, and the PRICE the market is asking us to pay. Gravity's analysis focuses on these three critical drivers of value and seeks to answer these questions, among others: What are the barriers to entry in the business, and does the company have a sustainable competitive advantage? What are its long-term growth prospects? In terms of management, are they good long-term stewards of the business, and do they know how to allocate capital -- or are they poor re-investors of their company's profits? Regarding price, is there a wide disconnect between the current market price and our estimate of intrinsic value? Does the price allow for a "margin of safety," so that even if business conditions remain mediocre the investor does not lose much money?

After answering such questions, Gravity grades each security from A to F on all three factors. When all three --business, management and price -- line up with high marks, Gravity purchases the security, otherwise -- which is most of the time -- Gravity does nothing, preferring instead to wait, analyze and watch. Gravity believes this process provides a repeatable, predictable framework to make sound investment decisions as well as the discipline and patience to be highly selective in Gravity's ultimate choices. Not only must the price be cheap, the business and the management must be sound as well. Generally, a security will be sold from the portfolio when Gravity believes its assessment of the security's intrinsic value has been realized, when the security is underperforming, or when its risk management or industry concentration guidelines suggest reducing the position.

Gravity intends to overlay its long portfolio with selective shorting of both individual stocks and equity market index ETFs. Gravity believes that such a strategy can both smooth volatility of returns and help protect capital in down markets. In addition, Gravity also intends to hold cash when no suitable investment opportunities can be found, and this will also dampen volatility and protect capital in down markets.

The Fund may sell a security short so long as, as a result of that sale, the current value of securities sold short by that Fund would not exceed 30% of the value of its net assets. The amount of shorts in the portfolio at any given time will be dependent on two critical factors. First, Gravity will weigh overall macroeconomic conditions, the state of securities markets both here and abroad and other "top down" considerations; the more bearish Gravity's analysis is of such factors, the greater the short overlay. Second, during the course of organic, long-oriented research, Gravity may identify individual securities it believes to be overvalued and will short them based on a "bottoms up" fundamental analysis. The Fund's principal investment strategy may include borrowing so long as the Fund limits its borrowing to no more than 30% of its total assets (including the amounts borrowed). Selling securities short and borrowing are forms of leverage.

PRINCIPAL RISKS
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RiverPark/Gravity Long-Biased is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

NO OPERATING HISTORY RISK. The Fund is an open-end investment company with no history of operations. The Fund is designed for long-term investors and not as a trading vehicle.

EQUITY SECURITIES RISKS. The Fund will invest primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund investments, regardless of the performance or expected performance of companies in which the Fund invests.

FOREIGN SECURITIES RISK. The Fund may invest in foreign securities through investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

MARKET RISK. Because the Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

RECENT MARKET EVENTS RISK. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

MANAGEMENT RISK. Management risk means that the Adviser's security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

LONG BIASED RISK. Because RiverPark/Gravity Long-Biased will, under normal circumstances, be either less than fully invested in equity securities or have some of its long equity exposure hedged through the shorting of securities, the Fund has the risk of substantially underperforming the market and its benchmarks during periods where the markets are strong.

VALUE STYLE INVESTING RISK. A value stock may not increase in price as anticipated by the investment adviser if other investors fail to recognize the company's value, the markets favor faster growing companies, or the factors that the investment adviser believes will increase the price of the security do not occur.

RISKS OF USING LEVERAGE AND SHORT SALES. The Fund may use leverage. Leverage is the practice of borrowing money to purchase securities. These investment practices involve special risks. Leverage can increase the investment returns of a Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by a Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to
(i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund's broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

See "Description of Principal Risks" beginning on page 29 of the Prospectus for a discussion of each of these risks.

PERFORMANCE
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Because the Fund has not begun operations, performance information is not yet available. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is no guarantee of future results. Once available, updated performance information will be available by calling 888-564-4517 or by visiting the Fund's website at www.riverparkfunds.com.

MANAGEMENT
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INVESTMENT ADVISER
RiverPark Advisors, LLC acts as the investment adviser for RiverPark/Gravity Long-Biased.

SUB-ADVISER
Gravity Capital Management LLC acts as the sub-adviser for RiverPark/Gravity Long-Biased.

PORTFOLIO MANAGER
Adam Seesel is the portfolio manager for RiverPark/Gravity Long-Biased. Mr. Seesel has been affiliated with Gravity since 2003 and will become the portfolio manager of the Fund upon commencement of operations.

PURCHASE AND SALE OF FUND SHARES
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You may purchase, redeem or exchange Fund shares on any business day by written request by mail (RiverPark Funds, P.O. Box 219008, Kansas City, MO 64121-9008), by wire transfer, by telephone at 888-564-4517, or through a financial intermediary. The minimum initial investment in the Retail Class Shares is $1,000. The minimum initial investment in the Institutional Class Shares is $1 million. There is no minimum for subsequent investments if payment is mailed by check; otherwise the minimum is $100. Transactions received, in good order, before the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) receive the next calculated net asset value.

TAX INFORMATION
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The Fund's distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
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If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial planner or visit your financial intermediary's website for more information.



























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